UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

133 East Cook Ave

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

133 East Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 83.17%

Bottled & Canned Soft Drinks - 2.27%
3,000	Coca Cola Enterprises, Inc.	$ 51,900

Canned, Frozen & Preserved Fruit, & Food Specialties - 3.94%
1,880	Heinz H.J. Co.	89,958

Cigarettes - 2.49%
1,150	Philip Morris International, Inc.	56,799

Crude Petroleum & Natural Gas - 2.01%
350	EOG Resources, Inc.	45,920

Electric Services - 2.83%
1,360	Dominion Resources, Inc.	64,587

Electronic & Other Electrical Equiptment - 2.34%
2,000	General Electric Co.	53,380

Fire, Marine & Casualty Insurance - 4.89%
1,500	Allstate Corp.	68,385
1,000	Travelers Companies, Inc.	43,400
		111,785
Food And Kindred Products - 4.97%
2,990	Kraft Foods, Inc.	85,122
2,320	Sara Lee Corp.	28,420
		113,542
Gas & Other Services Combined - 2.22%
900	Sempra Energy	50,805

Hospital & Medical Service Plans - 3.10%
2,700	United Healthcare, Inc.	70,875

Malt Beverages - 2.18%
800	Anheuser-Busch Companies, Inc.	49,696

Men's & Boys' Furnishings, Work Clothing & Allied Garment - 0.93%
300	V.F. Corp.	21,354

National Commercial Banks - 3.08%
500	Bank Of America Corp.	11,935
2,100	U.S. Baancorp	58,569
		70,504
Natural Gas Transmission - 2.38%
2,500	El Paso Corp.	54,350

Office Machines, NEC - 2.24%
1,500	Pitney Bowes, Inc.	51,150

Petroleum Refining - 5.08%
600	Chevron Corp.	59,478
600	Conocophillips	56,634
		116,112
Pharmaceutical Preparations - 15.87%
3,000	Bristol Myers Squibb Co.	61,590
1,200	Johnson & Johnson	77,208
3,860	Pfizer, Inc.	67,434
3,700	Schering Plough Corp.	72,853
1,740	Wyeth	83,450
		362,535
Plastic Materials, Synthetic Resin & Nonvulcan Elastomers - 1.22%
800	Dow Chemical Co.	27,928

Public Building & Related Furniture - 1.26%
1,000	Johnson Controls, Inc.	28,680

Retail-Department Stores - 0.79%
500	J.C. Penney Co., Inc.	18,145

Retail-Eating Places - 2.46%
1,000	McDonald's Corp.	56,220

Retail-Variety Stores - 1.23%
500	Wal-Mart Stores, Inc.	28,100

Services-Prepackaged Software - 2.65%
2,200	Microsoft Corp.	60,522

Ship & Boat Building & Repairing - 3.32%
900	General Dynamics Corp.	75,780

Telephone Communications - 2.21%
1,500	AT&T Corp.	50,535

Tobacco Products - 1.03%
1,150	Altria Group, Inc.	23,644

Wholesale-Drugs, Proprietaries - 3.36%
1,490	Cardinal Health, Inc.	76,854

Wholesale-Groceries & Related Products - 0.81%
600	Supervalu, Inc.	18,534

TOTAL FOR COMMON STOCKS (Cost $1,746,306) - 83.17%		$ 1,900,194

PUT OPTIONS

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	S&P 100 Index
1,000	July 2008 Put @ 580.00	$ 10,800
2,000	July 2008 Put @ 585.00	24,800

	Total (Premiums Paid $36,095) - 1.56%	$ 35,600

SHORT TERM INVESTMENTS - 15.27%
348,805	Huntington Money Market Fund IV 1.37% * (Cost $348,805)	348,805

TOTAL INVESTMENTS (Cost $2,284,599) - 100.00%		$ 2,284,599

OTHER ASSETS LESS LIABILITIES - 0.00%

NET ASSETS - 100.00%		$ 2,284,599

* Variable rate security; the coupon rate shown represents the yield at June 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS
At June 30, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,435,947 amounted to $153,393 which consisted of aggregate gross unrealized appreciation of
$247,484 and aggregate gross unrealized depreciation of $94,090.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,284,599	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,284,599	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 27, 2008